Transactions with Affiliates and Affiliated Entities (Tables)	12 Months Ended
Dec. 31, 2019
Transactions with Affiliates and Affiliated Entities [Abstract]
Management Fees and Compensation Reimbursement to Affiliate
Management Fees and Compensation Reimbursement to Affiliate

	Year Ended December 31,
	2019	2018	2017
Management fees	$6,832	$5,088	$3,583
Compensation reimbursement	952	858	764
Total	$7,784	$5,946	$4,347